UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from February 1, 2008 to February 29, 2008

Commission File Number of issuing entity in respect of the notes: 333-141703-02

Commission File Number of issuing entity in respect of the Series 2007-CC Collateral Certificate: 000-23108

Commission File Number of sponsor and depositor: 033-54804

Discover Card Execution Note Trust

(Exact name of issuing entity in respect of the notes as specified in its charter)

Discover Card Master Trust I

(Exact name of issuing entity in respect of the Series 2007-CC Collateral Certificate as specified in its charter)

Discover Bank (Exact name of sponsor and depositor as specified in its charter)

Delaware		51-0020270
(State of organization of the issuing entity		(IRS Employer Indentification No. of the
in respect of the notes)		sponsor and depositor)

Rodney Square North
100 North Market Street
Wilmington, Delaware		19890-0001
(Address of principal executive offices of		(Zip Code)
the issuing entity in respect to the notes)

(302) 636-6189
(Telephone Number, including area code)

Registered/reporting pursuant to (check one)
Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
Title of Class			(If Section 12(b))
DiscoverSeries Class A		[x]
Notes
DiscoverSeries Class B		[x]
Notes
DiscoverSeries Class C		[x]
Notes

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No

PART I DISTRIBUTION INFORMATION Item 1. Distribution and Pool Performance Information

The information required by Item 1121 of Regulation AB is provided in the reports attached hereto as Exhibits 99.1 and 99.2.

Additional Accounts: As of March 1, 2008 (the "Addition Date"), Discover Bank, on behalf of the holder of the Seller Certificate, designated certain Discover Card accounts originated by Discover Bank (the "Additional Accounts") to be added to the Discover Card Master Trust I (the "Master Trust") as "Accounts" pursuant to Section 2.10(b) of the Amended and Restated Pooling and Servicing Agreement, as amended (the "Pooling and Servicing Agreement"), dated as of November 3, 2004, between Discover Bank as Master Servicer, Servicer, and Seller and U.S. Bank National Association as Trustee. The aggregate amount of receivables billed to the Additional Accounts as of the Addition Date was $1,972,298,541.54. After giving effect to the inclusion of the Additional Accounts, the aggregate amount of Receivables (as defined in the Pooling and Servicing Agreement) in the Master Trust on the Addition Date was $38,638,342,349.17. For further information regarding the composition of the receivables following the addition of accounts, refer to the 8-K filed on behalf of the Master Trust on March 6, 2008.

PART II OTHER INFORMATION Sales of Securities and Use of Proceeds

Class C(2008-1) Notes. On February 29, 2008, $300,000,000 principal amount of DiscoverSeries Class C(2008-1) Notes (the “Class C(2008-1) Notes”) were issued pursuant to the Indenture (the “Indenture”) as supplemented by the Indenture Supplement for the DiscoverSeries Notes (the “Indenture Supplement”), in each case dated as of July 26, 2007, and the Class C(2008-1) Terms Document, dated as of February 29, 2008 between Discover Card Execution Note Trust (the “Note Issuance Trust”) as Issuer, and U.S. Bank National Association (the “Indenture Trustee”) as Indenture Trustee. The Class C(2008-1) Notes were privately offered and sold to a subsidiary of Discover Bank in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended (the “Act”). The Class C(2008-1) Notes were sold at par value for cash, with no applicable underwriting discounts or commissions.

Class B(2008-1) Notes. On February 29, 2008, $85,000,000 aggregate principal amount of DiscoverSeries Class B(2008-1) Notes (the “Class B(2008-1) Notes”) were issued pursuant to the Indenture, as supplemented by the Indenture Supplement and the Class B(2008-1) Terms Document, dated as of February 29, 2008 between the Note Issuance Trust and the Indenture Trustee. The Class B(2008-1) Notes were privately offered and sold to a subsidiary of Discover Bank in reliance upon the exemption contained in Section 4(2) of the Act. The Class B(2008-1) Notes were sold at par value for cash, with no applicable underwriting discounts or commissions.

The Note Issuance Trust owns the Series 2007-CC Collateral Certificate (the "Collateral Certificate") issued by the Master Trust pursuant to the Pooling and Servicing Agreement and the Series 2007-CC Supplement, dated as July 26, 2007, between Discover Bank as Mater Servicer and Seller and U.S. Bank National Association as Trustee of the Master Trust. The Note Issuance Trust issues DiscoverSeries notes secured by the Collateral Certificate and its other assets. Allocations of cash flows from the asset pool and any expenses or losses by the Master Trust to the holders of trust certificates issued by the Master Trust, including the Collateral Certificate, are described in the Prospectus (the "Prospectus"), dated March 3, 2008, and previously filed by us with the Securities and Exchange Commision on March 5, 2008 (file numbers 333-141703, 333-141703-01 and 333-141703-02). Allocations of cash flow from the asset pool and any expenses or losses by the Indenture Trustee to the holders of Notes are also described in the Prospectus.

The Note Issuance Trust paid the proceeds from the sale of the Class B(2008-1) Notes and the Class C(2008-1) Notes to Discover Bank in exchange for a $385,000,000 increase in the investor interest in receivables represented by the Collateral Certificate. Discover Bank added these proceeds to its general funds.

The Class B(2008-1) Notes and Class C(2008-1) Notes are subordinated in right of payment of principal and interest to the Class A notes, bear losses before the Class A notes and provide loss protection to the Class A notes of the DiscoverSeries. The Class C(2008-1) Notes are also subordinated in right of payment of principal and interest to the Class B notes, bear losses before the Class B notes and provide loss protection to the Class B notes of the DiscoverSeries. Principal amounts allocable to subordinated notes may be applied to make interest payments on senior notes of the DiscoverSeries or to pay servicing fees on the receivables. Although the amount of loss protection provided by any Class B or Class C note, as applicable, is limited to its proportionate share of the required subordinated amount of such class of notes for the applicable senior class of notes of the DiscoverSeries and may vary over time, at any time it is possible that the entire nominal liquidation amount of any tranche of Class B or Class C notes will provide loss protection to the senior notes of the DiscoverSeries. Relative priority among notes and rights to the underlying pool assets are more fully described in the Prospectus.

In general, the subordinated notes of the DiscoverSeries serve as credit enhancement for all of the senior notes of the DiscoverSeries, regardless of whether the subordinated notes are issued before, at the same time as or after the senior notes of the DiscoverSeries. The Class B(2008-1) Notes receive credit enhancement through the subordination of interest and principal payments on Class C notes and through loss protection provided by such notes. The amount of subordination available to provide credit enhancement to any tranche of notes is limited by its available subordinated amount of each class of notes that is subordinated to it. Each senior tranche of notes has access to credit enhancement from those subordinated notes only in an amount not exceeding its required subordinated amount minus the amount of usage of that required subordinated amount. When we refer to “usage of the required subordinated amount,” we refer to the amount by which the nominal liquidation amount of subordinated notes providing credit enhancement to that tranche of senior notes has declined as a result of losses relating to charged-off receivables and the application of subordinated notes’ principal allocation to pay interest on senior classes and servicing fees. Relative priority among notes and the rights to the underlying pool assets are more fully described in the Prospectus.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance. Discover Bank, in its capacity as “Seller” under the Pooling and Servicing Agreement, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the Collateral Certificate by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates to be added to the Master Trust or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts to be added to the Master Trust if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

Item 9. Exhibits.

Exhibit No.	Description

99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK (Depositor)

Date: March 17, 2008

/S/ Michael F. Rickert

Michael F. Rickert Vice President, Chief Financial Officer and Treasurer

Exhibit Index

Exhibit No.	Description
99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.